Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member] | Marketable securities held in Trust Account [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Total assets	$ 81,057,287	$ 81,055,288
Level 1 [Member] | Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Total liabilities	4,589,305	5,635,000
Level 2 [Member] | Warrant Liability – Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Total liabilities	$ 3,409,836	$ 3,398,095